OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Other Current Assets [Table Text Block]
	December 31,	December 31,
	2016	2015
Advances to unrelated-parties (ii)	$3,572,368	$7,412,911
Receivable from sale of the deposit of the land use right (i)	3,117,907	-
Advances to employees	105,081	221,153
Receivable from sale of stock (Note 8(c) )	144,015	154,100
Installation contract deposits (iii)	16,477	67,722
Other current assets	203,955	257,975
	$7,159,803	$8,113,861

Schedule of Other Assets, Noncurrent [Table Text Block]
	December 31,	December 31
	2016	2015
Receivable from sale of the deposit of the land use right (i)	$6,235,550	$-
Advances to unrelated third-parties (ii)	2,031,466	2,065,000
	$8,267,016	$2,065,000